Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Materials and supplies	¥ 484	¥ 577
Goods for resale	2,833	2,303
Inventories	¥ 3,317	¥ 2,880